Note 17 - Deferred Income Tax and Social Contribution - Net Change in Deferred Income Tax and Social Contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ (61.5)	R$ 276.3
Full recognition of actuarial gains/(losses)	40.2	57.7
Investment hedge	(262.7)	(12.0)
Investment hedge - put option of a subsidiary interest	(31.8)	(364.6)
Cash flow hedge - gains/(losses)	(269.2)	536.2
Gains/losses on translation of other foreign operations	136.1	(578.2)
Recognized in other comprehensive income	(387.4)	(360.9)
Recognized in income statement	253.0	98.9	R$ (2,406.4)
Changes directly in balance sheet	146.0	(75.8)
Recognized in deferred tax	35.4	(21.6)
Anticipation federal amnesty		(54.2)
Recognized in other group of balance sheet	110.6
Balance	R$ (49.9)	R$ (61.5)	R$ 276.3